Income taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
Puerto Rico	$ 33,281	$ 2,251	$ 126,700
Federal and States	3,613	3,598	6,841
Subtotal current income tax expense	36,894	5,849	133,541
Deferred income tax expense (benefit)
Puerto Rico	69,300	123,337	(62,601)
Federal and States	5,744	17,995	20,953
Adjustments in net deferred tax due to change in tax law	0	0	27,686
Subtotal deferred income tax expense (benefit)	75,044	141,332	(13,962)
Income tax expense	$ 111,938	$ 147,181	$ 119,579